Cover	Sep. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	000-05378
Entity Registrant Name	George Risk Industries, Inc.
Entity Central Index Key	0000084112
Entity Tax Identification Number	84-0524756
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	802 S. Elm St.
Entity Address, City or Town	Kimball
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	69145
City Area Code	308
Local Phone Number	235-4645
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, $0.10 par value
Title of 12(b) Security	Class A Common Stock, $0.10 par value
Trading Symbol	RSKIA
Convertible Preferred Stock, $20 stated value
Title of 12(b) Security	Convertible Preferred Stock, $20 stated value
Trading Symbol	RSKIA